OWNERSHIP	12 Months Ended
Dec. 31, 2011
OWNERSHIP
OWNERSHIP

21. OWNERSHIP

    The Department of the Treasury holds 1,455,037,962 shares of AIG Common Stock, representing ownership of approximately 77 percent of the outstanding AIG Common Stock at December 31, 2011. For discussion of the Recapitalization and the ownership by the Department of the Treasury, see Note 1 herein.

    A Schedule 13G filed February 17, 2012 reports aggregate ownership of 116,573,542 shares, or approximately 6.1 percent (based on the AIG Common Stock outstanding, as adjusted to reflect the warrants owned), of AIG Common Stock and warrants (92,044,583 shares plus 24,528,959 warrants) as of December 31, 2011, including securities beneficially owned by The Fairholme Fund and other funds and investment vehicles managed by Fairholme Capital Management and securities owned by Mr. Bruce Berkowitz personally.

    The calculation of ownership interest for purposes of the AIG Tax Asset Protection Plan and Article 13 of AIG's Restated Certificate of Incorporation is different than beneficial ownership for Schedule 13G. To the best of AIG's knowledge, the Department of the Treasury is the only person deemed for such purposes to have an ownership interest of 4.99 percent or more of AIG Common Stock at December 31, 2011.